Earnings per share (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Basic earnings per share [abstract]
Profit attributable to stockholders of the Company	R$ 2,116,368	R$ 1,653,684	R$ 1,504,768
Weighted average number of ordinary shares outstanding	316,096,185	321,806,480	327,110,295
Basic earnings (loss) per share	R$ 6.6953	R$ 5.1387	R$ 4.6002
Diluted earnings per share [abstract]
Net income atributable to equity holders of the shares	R$ 2,116,368	R$ 1,653,684	R$ 1,504,768
Weighted average number of ordinary shares outstanding	316,096,185	321,806,480	327,110,295
Dilutive effect of convertible instruments on number of ordinary shares	3,415,235	2,149,097	2,124,398
Adjusted weighted average number of ordinary shares outstanding	319,511,419	323,955,577	329,234,693
Diluted earnings (loss) per share from continuing operations	R$ 6.6238	R$ 5.1047	R$ 4.5705